CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 2.00	$ 2.00
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares, Issued	23,922,086	23,922,086
Common Stock, Shares, Outstanding	23,922,086	23,922,086